Organization and business overview (Details Narrative) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 30, 2024 $ / shares shares	Jul. 24, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Oct. 04, 2024	Jul. 30, 2024 $ / shares	Jul. 24, 2024 $ / shares	Oct. 04, 2023	May 12, 2023 $ / shares
OrganizationAndBusinessOverviewLineItems [Line Items]
Ordinary shares, par value			$ 0.004	$ 0.004					$ 0.001
Common Class A [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Ordinary shares, par value									$ 0.001
IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Ordinary shares | shares		2,750,000
Ordinary shares, par value		$ 0.001
Share price per share							$ 4.75
IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member] | Common Class A [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Ordinary shares | shares		2,750,000
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member] | Common Class A [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Ordinary shares | shares	409,000
Ordinary shares, par value	$ 0.001
Share price per share						$ 4.75
Price per share						$ 4.75
MSC Consulting (S) Pte Ltd [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Percentage of direct or indirect interests			100.00%		100.00%			100.00%
Date of incorporation			16 June 2003
Place of incorporation			Singapore
Principal activities			Information technology consultancy
Emobiq AI Pte Ltd [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Percentage of direct or indirect interests			100.00%
Date of incorporation			24 July 2025
Place of incorporation			Singapore
Principal activities			Dormant
Maximum [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Annual sales turnover | $			$ 100